Securities - Amortized Cost and Fair Value of Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Amortized Cost	$ 628
Due from one to five years, Amortized Cost	27,702
Due from five to ten years, Amortized Cost	34,718
Due after ten years, Amortized Cost	63,077
Mortgage-backed securities in government sponsored entities, Amortized Cost	65,646
Equity securities in financial institutions, Amortized Cost	481
Amortized Cost	192,252	199,094
Due in one year or less, Fair Value	629
Due from one to five years, Fair Value	27,723
Due from five to ten years, Fair Value	36,191
Due after ten years, Fair Value	66,380
Mortgage-backed securities in government sponsored entities, Fair Value	66,442
Equity securities in financial institutions, Fair Value	540
Total securities available for sale, Fair Value	$ 197,905	$ 199,613